Take Private (Tables)	3 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Summary of consideration paid and amounts recognized for assets acquired and liabilities assumed
The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed:

Total Fair Value
(in thousands)
Current assets, including cash acquired of $248.3 million	$351,721
Property and equipment	35,255
Other assets	12,964
Identifiable intangible assets	1,495,400
Goodwill	3,212,255
Current liabilities	(87,459)
Deferred tax liabilities	(366,454)
Deferred revenue	(31,813)
Other long-term liabilities	(28,993)
Total consideration	$4,592,876
The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed for our acquisitions completed in the year ended December 31, 2018:

Total Fair Value
(in thousands)
Current assets, including cash acquired	$4,821
Deferred tax asset	1,550
Fixed assets	1,352
Identifiable intangible assets	18,412
Goodwill	43,746
Current liabilities	(3,331)
Deferred tax liabilities	(666)
Deferred revenue	(2,944)
Total consideration	$62,940
The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed:

Total Fair Value
(in thousands)
Current assets, including cash acquired	$25,969
Property and equipment and other assets	5,848
Identifiable intangible assets	119,300
Goodwill	374,086
Current liabilities	(14,785)
Deferred tax liabilities	(8,401)
Deferred revenue	(2,548)
Total consideration	$499,469

Summary of fair value of acquired identifiable intangible assets and weighted-average useful life
The following table summarizes the fair value of the acquired identifiable intangible assets and weighted-average useful life:

	Fair Value	Weighted-average useful life
	(in thousands)	(in years)
Developed product technologies	$906,200	6
Customer relationships	450,100	10
Tradenames - indefinite-lived	82,300	—
In process research and development	48,300	—
Customer backlog	6,200	2
Trademarks	2,300	1
Total identifiable intangible assets	$1,495,400